ACCOUNTS PAYABLE AND ACCRUED EXPENSES	12 Months Ended
Dec. 31, 2023
ACCOUNTS PAYABLE AND ACCRUED EXPENSES
ACCOUNTS PAYABLE AND ACCRUED EXPENSES

5.    ACCOUNTS PAYABLE AND ACCRUED EXPENSES:

Accounts payable and accrued expenses consist of the following:

	December 31,	December 31,
(in thousands)	2023	2022
Accounts payable	$355	$250
Accrued expenses – lab refurbishments	—	117
Accrued expenses – technical fees	91	130
Accrued expenses – audit & accounting fees	182	179
Accrued expenses – other	175	44
Payroll liabilities	375	211
Total accounts payable and accrued expenses	$1,178	$931